RELATED PARTY TRANSACTIONS - Founder Shares (Details)				3 Months Ended		6 Months Ended	9 Months Ended
	Apr. 23, 2020 shares	Mar. 06, 2020 shares	Jan. 16, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 item $ / shares shares	Sep. 30, 2020 item $ / shares shares
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Shares issued (in shares)	15,350,000	13,625,000	2,875,000			15,350,000	15,350,000
Shares outstanding (in shares)	15,350,000	13,625,000	2,875,000			15,350,000	15,350,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year	1 year
Class B ordinary shares | Independent director
RELATED PARTY TRANSACTIONS
Number of shares held (in shares)	100,000
Class B ordinary shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued (in shares)			2,875,000
Offering costs paid in exchange for Founder Shares | $			$ 25,000	$ 25,000	$ 25,000
Number of shares held (in shares)	15,250,000	13,625,000
Class B ordinary shares | Sponsor | Keith W. Abell
RELATED PARTY TRANSACTIONS
Number of shares transferred (in shares)		50,000
Class B ordinary shares | Sponsor | Eva F. Huston
RELATED PARTY TRANSACTIONS
Number of shares transferred (in shares)		50,000
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Shares issued (in shares)						1,938,988	2,051,897
Shares outstanding (in shares)						1,938,988	2,051,897
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days	30 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00	$ 12.00
Number of trading days at 12.00 per share or more within 30-day trading period triggering release of lock-up | item						20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days	150 days